Inventories (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Inventories [Abstract]
Finished goods	$ 4,540,549	$ 1,768,072
Total inventories	$ 4,540,549	$ 1,768,072